Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	May 07, 2021
Registrant Name	dei_EntityRegistrantName	ETF SERIES SOLUTIONS
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 21, 2021
Prospectus Date	rr_ProspectusDate	Jul. 21, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A